Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss per share [Abstract]
Loss per share

28. Loss per share

	December 31,	December 31,	December 31,
	2022	2021	2020
Loss attributable to owners of the Company	(26,528,411)	(17,058,443)	(8,200,165)
Weighted average number of shares outstanding	910,723	662,314	300,707
Basic and diluted loss per share	(29.13)	(25.76)	(27.27)

For the years ended December 31, 2022 and 2021 basic and diluted loss per share is based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the Stock Option Plans (Note 15) as they would be anti-dilutive. As of December 31, 2022, the Company had 157,320 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2022 and December 31, 2022 was 910,723 (662,314 for the period between January 1, 2021 and December 31, 2021). As of December 31, 2022, the Company had warrants to purchase up to 99,171 of its common shares issued and outstanding (as of December 31, 2021, the Company had warrants to purchase up to 12,305 common shares).